Condensed Financial Information of Capital Bank Financial Corp. (Details 2) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended								12 Months Ended
	Sep. 07, 2011	Jan. 28, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income			$ 4,644	$ 37,845	$ 6,373	$ 6,163	$ 1,393	$ 3,748	$ 2,031	$ 350	$ 55,025	$ 7,522	$ 12,037
Stock-based compensation expense											18,753	9,090
Change in accrued interest receivable and other assets											(10,349)	38,707	1,785
Change in accrued interest payable and other liabilities											(28,702)	(3,857)	(7,090)
Net cash used in operating activities											(75,227)	(9,391)	(41,745)
Cash flows from investing activities
Net cash provided by investing activities											739,681	454,595	117,336
Cash flows from financing activities
Net proceeds from issuance of common shares and merger	217,019	181,050										11,559
Net cash provided by financing activities											(639,543)	(622,166)	284,623
Net (decrease) increase in cash and cash equivalents											24,911	(176,962)	360,214
Cash and cash equivalents
Cash and cash equivalents at beginning of period		886,925				709,963				886,925	709,963	886,925	526,711
Cash and cash equivalents at end of period			734,874				709,963				734,874	709,963	886,925
Supplemental disclosures of noncash transactions
Net acquisition of non-cash (liabilities)											(156,942)	(283,812)	(138,596)
Parent [Member]
Cash flows from operating activities
Net income											50,491	6,212	12,030
Equity in income of subsidiaries											(65,610)	(14,311)	(19,548)
Stock-based compensation expense											18,667	9,090
Decrease in net income tax obligation											(8,820)	(4,074)	(3,699)
Change in accrued interest receivable and other assets											1,030	(880)	1,332
Change in accrued interest payable and other liabilities											(8,773)	208	(1)
Net cash used in operating activities											(13,015)	(3,755)	(9,886)
Cash flows from investing activities
Investment in bank subsidiary												(4,695)	(137,000)
Investment in bank holding company subsidiaries											(92,879)	(396,569)	(172,543)
Net cash provided by investing activities											(92,879)	(401,264)	(309,543)
Cash flows from financing activities
Net proceeds from issuance of common shares and merger											89,362		339,713
Net cash provided by financing activities											89,362		339,713
Net (decrease) increase in cash and cash equivalents											(16,532)	(405,019)	20,284
Cash and cash equivalents
Cash and cash equivalents at beginning of period		546,995				141,976				546,995	141,976	546,995	526,711
Cash and cash equivalents at end of period			125,444				141,976				125,444	141,976	546,995
Supplemental disclosures of noncash transactions
Elimination of noncontrolling interest											79,413
Net acquisition of non-cash (liabilities)											$ (156,942)	$ (283,812)	$ (138,596)